Schedule of forecast (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Upside [Member]
IfrsStatementLineItems [Line Items]
Credit card and lending ECL	$ 573,642
Growth rate	1.60%
Base Case [Member]
IfrsStatementLineItems [Line Items]
Credit card and lending ECL	$ 586,755
Growth rate	0.30%
Downside [Member]
IfrsStatementLineItems [Line Items]
Credit card and lending ECL	$ 600,602
Growth rate	(0.90%)